AGREEMENTS WITH INTELICANNA LTD	12 Months Ended
Dec. 31, 2021
Agreements With Intelicanna Ltd
AGREEMENTS WITH INTELICANNA LTD

NOTE 8 – AGREEMENTS WITH INTELICANNA LTD

A.	On May 31, 2020, the Company entered into a strategic partnership with Intelicanna Ltd., an Israeli medical cannabis company listed on the Tel Aviv Stock Exchange with ticker symbol INTL (“Intelicanna”), via a share exchange agreement (the “Share Exchange Agreement”) and an agreement for future issuance of shares (the “Agreement for Future Issuance of Shares”). The Share Exchange Agreement provides that (i) the number of shares each party issues to the other will be calculated by dividing $500 thousand by the volume weighted average price (VWAP) of the issuing party’s shares in the three trading days preceding the signing of the agreement, (ii) the issuance by Intelicanna will take place upon, and subject to, receipt of approval from the Tel Aviv Stock Exchange, and the issuance by the Company will follow immediately thereafter, and (iii) the parties may not sell the shares within the first six months after issuance, and thereafter the parties may sell the shares issued to them if the shares become registered through a prospectus approved by the relevant securities authority, or under an exemption provided by applicable securities law, subject to a limit on the number of shares either party may sell per day. The Agreement for future Issuance of Shares provides that a fall in a share price of a party, not exceeding 20%, measured six months after issuance of shares by both parties pursuant the Share Exchange Agreement, will be offset by the issuance of additional shares to the other party to bring up to $500 thousand the total value of the shares issued to the other party. On August 15, 2021, the Company’s board of directors determined that it is required to issue to Intelicanna 619,589 shares of the Company’s common stock and has authorized the issuance of such shares to Intelicanna. As of December 31, 2021, the common stock have not been issued yet. As such, the Company recorded an additional $14 thousands to be issued to Intellicanna.

On September 17, 2020 the Company issued to Intelicanna 2,143,470 shares of Common Stock in exchange for 619,589 of Intelicanna’s ordinary shares. The Company measures its investment in Intelicanna at fair value through profit or loss at level 2. The fair value reflects the value of Intelicanna’s stock price less discounts for lack of marketability since the parties may not sell the shares within the first six months after issuance. During the period, the change in traded securities’ fair value was in the amount of approximately $50 thousand.

The fair value of such shares exchange agreement was estimated using the Black-Scholes option-pricing model and is presented among current liabilities within the Company’s consolidated balance sheet.

The following are the data and assumptions used as of the balance sheet date related to future potential issuance of shares as describe above for potential fall in share price of a party, not exceeding 20%:

Derivative related to Intelicanna’s shares	December 31, 2020
Common Stock price	0.83
Expected volatility	57.61%
Conversion price (U.S. dollars)	0.64
Expected term	3.1 months
Risk free rate	0.09%
Expected dividend yield	0%
Fair value of the derivative (U.S. dollars in thousands)	28

Derivative related to Citrine Global’s shares	December 31, 2020
Common Stock price	0.046
Expected volatility	125.19%
Conversion price (U.S. dollars)	0.2
Expected term	3.1 months
Risk free rate	0.09%
Expected dividend yield	0%
Fair value of the derivative (U.S. dollars in thousands)	(100)

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Between August 3 – 9, 2021, the Company sold to an unrelated third party in an off market transaction 619,589 ordinary shares of Intelicanna Ltd., an Israeli medical cannabis company listed on the Tel Aviv Stock Exchange (“Intelicanna”), for aggregate gross proceeds to the Company of 1,261,000 NIS (approximately $389 thousands based on the current exchange rate). Following the sale, the Company no longer holds any Intelicanna shares.

B.	Furthermore, on June 25, 2020, the Israeli Subsidiary entered into a services agreement with Intelicanna to provide business development and consulting services to Intelicanna, including assistance with raising financing (the “Services Agreement”) (references in this paragraph to the Company include the Israeli Subsidiary). The terms of the Services Agreement include: (1) the Company will, for a period of 18 months, assist Intelicanna to raise up to NIS 15 million for Intelicanna’s working capital purposes, whether through issuance of convertible securities or any other means; all sums raised must be approved in advance by the Company, and in accordance with a business plan presented to the Company from time to time; the Company will have no obligation under the Services Agreement to invest in Intelicanna, and no liability if its efforts to source financing for Intelicanna are unsuccessful; (2) in the event Intelicanna raises funds through assistance from the Company, the Company will be entitled to (i) cash consideration equal to 5% of any amount raised, whether directly from the Company, or from any of its affiliates or any unrelated third party, and (ii) options to acquire a number of shares of Intelicanna equal to 5% of the amount raised divided by the Exercise Price; the “Exercise Price” will be the price per share at which the amount was raised, or if it was not raised through issuance of shares, the price per share at which Intelicanna last raised funds through issuance of shares; and (3) for one or more periods of at least 90 days, each time at Intelicanna’s request which the Company may accept or decline at its discretion, the Company will provide business development and strategy-building services, including: consulting on strategy and business plan; assistance defining financing needs; helping identify ways to develop potential sources of finance; and ongoing consulting support to Intelicanna’s management team and board. Intelicanna will pay the Company a fee of NIS 2,500 per day for such services.

On October 5, 2021 the Company and Intelicanna mutually terminated the Service Agreement.

C.	Also on June 25, 2020, the Company and the Israeli Subsidiary entered into an agreement to grant Intelicanna Ltd. (“Intelicanna”) New Israeli Shekel (“NIS”) 1 million in cash (approximately $290 thousand) in direct financing for working capital purposes. The financing will bear 6% annual interest, and Intelicanna will make additional payments equal to 6% of its gross revenues from the date the financing was received and until the date Intelicanna’s aggregate gross revenues reach NIS 2 million (approximately $600 thousand).If the total of the 6% interest plus the additional payments would result in a return of less than 12% per year to the Company, the interest would be increased to bring the total return to 12%. Every three months Intelicanna must pay the interest, and after 12 months, it must repay the capital, plus the total of the additional payments due, plus any outstanding interest, and it must pay interest of 2% per month on any late payments, provided, however, that until the foregoing obligations are paid in full, Intelicanna must pay 50% of its gross revenues to the Company upon receipt. If Intelicanna does not pay all amounts due within 18 months, it shall, at the Company’s option, issue to the Company a number of its shares equal to NIS 1.5 million (approximately $0.45 million) divided by the lower of (i) volume weighted average price (VWAP) of the three trading days prior to the lapse of the 18 months, and (ii) VWAP of the three trading days prior to the signing of the financing agreement.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The financing must be paid by the Company to Intelicanna within 30 days of signing the financing agreement, subject to completion of due diligence to the Company’s satisfaction and to Intelicanna receiving a commercial growing license.

On July 9, 2020, the Company transferred to Intelicanna NIS 500 thousand (approximately $145 thousand) on account of the above loan. The Company elected the fair value option to account for the short-term loan.

As of December 31, 2021, Intelicanna repaid the full principal of the loan together with 12% interest, which amounted to NIS 46 thousand (approximately $14 thousand).

Ilanit Halperin, a director and the Chief Financial Officer of the Company, is also the Chief Financial Officer of Intelicanna. Doron Birger, a director at the Company, is also the chairman of the board of directors of Intelicanna, effective March 30, 2022.